UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin  53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end: March 31

Date of reporting period: July 1, 2012 - June 30, 2013

Item 1. Proxy Voting Record.

Name of Fund: The Teberg Fund
Period: July 1, 2012 - June 30, 2013

Company Name	Meeting Date	CUSIP	Proposal(s)	By Issuer or S/hold	Conflict Yes/No	Conflict Resolved	Mgmt Recom	Vote Cast	Date Voted	Shares Voted

FPA Capital Fund, Inc.	03/28/13	302539101	1. Elect Directors	Issuer	No	N/A	For	For	03/11/13	4015.732

Berkshire Hathaway, Inc.	05/04/13	084670108	1. Elect Directors	Issuer	No	N/A	For	For	04/11/13	6.000
			2. Establish goals for reduction of greenhouse gas &	Shareholder	No	N/A	Against	Against	04/11/13	6.000
			emissions at energy-generating holdings

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) /s/ Douglas G. Hess
 Douglas G. Hess, President
 (Principal Executive Officer)

Date  08/27/2013